Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Silver credit sales	$ 365,251	$ 404,020
Concentrate sales	54,023	76,321
Revenue from sale of silver	$ 419,274	$ 480,341
Silver credit sales	43.00%	45.00%
Concentrate sales	7.00%	9.00%
Revenue from sale	50.00%	54.00%
Gold credit sales	$ 394,809	$ 365,825
Concentrate sales	29,132	45,391
Revenue from sale of gold	423,941	411,216
Total sales revenue	$ 843,215	$ 891,557
Gold credit sales	47.00%	41.00%
Concentrate sales	3.00%	5.00%
Revenue from sale	50.00%	46.00%
Total sales revenue	100.00%	100.00%